[State Street Bank and Trust Company
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116]
June 30, 2010
VIA ELECTRONIC TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”) Registration Nos. 33-22884/811-05577
Ladies and Gentlemen:
On behalf of the Registrant, please find attached for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is filed pursuant to Rule 485(b) under the Securities Act of 1933 to update certain information, finalize disclosure and file certain exhibits.
Please contact the undersigned at (617) 662-3967 if you have any questions regarding this filing.
Sincerely,

/s/ Mark E. Tuttle Mark E. Tuttle
Enclosures